UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4802

Name of Fund: Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch
              Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Merrill
      Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 11/01/04 - 1/31/05

Item 1 - Schedule of Investments

Merrill Lynch Municipal Intermediate Term Fund

Schedule of Investments as of January 31, 2005                    (in Thousands)

                      Face
State                 Amount   Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Alaska - 1.3%         $2,250   Alaska Student Loan Corporation, Student Loan Revenue Bonds, AMT, Series A, 5.65%
                               due 7/01/2012 (a)                                                                          $   2,393
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 3.0%         5,000   Arizona School Facilities Board, COP, Series B, 5.25% due 9/01/2015 (d)                        5,632
-----------------------------------------------------------------------------------------------------------------------------------
California - 19.4%       875   Agua Caliente Band of Cahuilla Indians, California, Casino Revenue Bonds, 5.60%
                               due 7/01/2013                                                                                    892
                       5,000   California Infrastructure and Economic Development Bank, Bay Area Toll Bridges Revenue
                               Bonds, First Lien, Series A, 5.25% due 7/01/2014 (d)                                           5,649
                       5,000   California State Department of Water Resources, Power Supply Revenue Bonds, DRIVERS,
                               Series 532, 8.854% due 5/01/2010 (a)(c)                                                        6,479
                       5,000   California State Department of Water Resources, Water System Revenue Refunding Bonds
                               (Central Valley Project), Series AC, 5% due 12/01/2015 (b)                                     5,580
                       6,150   California State Economic Recovery, GO, RIB, Series 928X, 8.40% due 7/01/2014 (c)(f)           7,874
                       3,500   California State Public Works Board, Lease Revenue Bonds (Department of Corrections),
                               Series C, 5.50% due 6/01/2014                                                                  3,969
                       5,050   Long Beach, California, Harbor Revenue Bonds, AMT, Series B, 5.25% due 5/15/2013 (b)           5,612
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 3.3%        5,000   Denver, Colorado, City and County Airport Revenue Bonds, AMT, Series D, 7.75%
                               due 11/15/2013 (a)                                                                             6,099
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 1.4%           295   Double Branch Community, Florida, Development District, Special Assessment Bonds, Series
                               B-1, 5.60% due 5/01/2007                                                                         297
                         830   Middle Village Community Development District, Florida, Special Assessment Bonds, Series C,
                               5.125% due 5/01/2009                                                                             836
                         495   Reunion East Community Development District, Florida, Special Assessment, Series B, 5.90%
                               due 11/01/2007                                                                                   505
                       1,000   Sterling Hill, Florida, Community Development District, Capital Improvement Revenue
                               Refunding Bonds, Series B, 5.50% due 11/01/2010                                                1,020
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 0.6%         1,050   Fulton County, Georgia, Residential Care Facilities, Revenue Refunding Bonds (Canterbury
                               Court Project), Series A, 5% due 2/15/2014                                                     1,036
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.8%           1,425   Bonneville and Bingham Counties, Idaho, Joint School District No. 93, GO, 5%
                               due 8/15/2014                                                                                  1,568
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 7.7%        5,000   Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, DRIVERS, AMT,
                               Series 370, 8.314% due 7/01/2011 (c)(d)                                                        5,991
                       1,000   Chicago, Illinois, Tax Allocation Bonds (Kingsbury Redevelopment Project), Series A, 6.57%
                               due 2/15/2013                                                                                  1,048
                         700   Illinois Health Facilities Authority, Revenue Refunding Bonds (Resurrection Health Care),
                               VRDN, Series A, 1.95% due 5/15/2029 (d)(g)                                                       700
                         715   Illinois State Finance Authority Revenue Bonds (Primary Health Care Centers Program),
                               5.90% due 7/01/2014                                                                              715
                       5,000   Illinois State Toll Highway Authority, Toll Highway Priority Revenue Bonds, Series A,
                               6.30% due 1/01/2011                                                                            5,823
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 3.1%         5,000   Franklin Township, Indiana, School Building Corporation, Marion County, First Mortgage
                               Revenue Bonds, 6% due 7/15/2010 (e)                                                            5,829
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 6.9%   5,000   Massachusetts State, GO, Refunding, Series C, 5.50% due 12/01/2016 (d)                         5,804
                               Massachusetts State Port Authority, Special Facilities Revenue Bonds (Delta Air Lines Inc.
                               Project), AMT, Series A (a):
                       2,500       5.50% due 1/01/2014                                                                        2,681
                       4,000       5.50% due 1/01/2015                                                                        4,279
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of Merrill Lynch Municipal Intermediate Term Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT         Alternative Minimum Tax (subject to)
COP         Certificates of Participation
DRIVERS     Derivative Inverse Tax-Exempt Receipts
EDA         Economic Development Authority
GO          General Obligation Bonds
HDA         Housing Development Authority
IDA         Industrial Development Authority
RIB         Residual Interest Bonds
VRDN        Variable Rate Demand Notes

Merrill Lynch Municipal Intermediate Term Fund

Schedule of Investments as of January 31, 2005 (continued)        (in Thousands)

                      Face
State                 Amount   Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 15.3%    $4,000   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.375% due 6/15/2015                          $   4,374
                       5,000   New Jersey EDA, School Facilities Construction, Revenue Refunding Bonds, Series K, 5.25%
                               due 12/15/2016 (a)                                                                             5,679
                       6,000   New Jersey State Transit Corporation, COP, Refunding, Series A, 5.25% due 9/15/2015 (a)        6,780
                       5,000   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                               Refunding Bonds, Series B, 5.25% due 12/15/2016 (b)                                            5,660
                       5,000   Port Authority of New York and New Jersey, Revenue Refunding Bonds, RIB, AMT, Series
                               701-X, 9.41% due 10/15/2014 (b)(c)                                                             5,827
-----------------------------------------------------------------------------------------------------------------------------------
New York - 5.0%        7,500   New York City, New York, GO, Series D, 5% due 11/01/2016 (d)                                   8,292
                       1,000   Westchester County, New York, IDA, Continuing Care Retirement Mortgage Revenue Bonds
                               (Kendal on the Hudson Project), Series A, 5.625% due 1/01/2013                                 1,013
-----------------------------------------------------------------------------------------------------------------------------------
Oregon - 6.4%          5,475   Oregon State Department of Administrative Services, COP, Series A, 5.75%
                               due 5/01/2010 (a)(e)                                                                           6,254
                       5,000   Oregon State Department of Administrative Services, Lottery Revenue Bonds, Series B,
                               5.75% due 4/01/2009 (d)(e)                                                                     5,623
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 4.5%    2,495   Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding Bonds
                               (University of Pennsylvania), Series B, 5.25% due 9/01/2015                                    2,798
                       4,940   Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Series
                               A, 5.25% due 12/01/2014 (b)                                                                    5,581
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 2.8%               Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local Government Public
                               Improvement IV, VRDN (g):
                       1,600       Series E-4, 1.84% due 6/01/2020 (a)                                                        1,600
                       1,900       Series IV-1, 1.84% due 6/01/2023 (d)                                                       1,900
                       1,600   Tennessee HDA, Revenue Bonds (Homeownership Program), AMT, Series 2-C, 5.85%
                               due 7/01/2009                                                                                  1,656
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 4.3%             200   Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds
                               (Scott & White Memorial Hospital), VRDN, Series 2001-1, 1.84% due 8/15/2031 (b)(g)               200
                       2,000   Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc. Project),
                               Series B, 7.75% due 12/01/2018                                                                 2,220
                       5,000   Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement Bonds,
                               AMT, Series A, 5.75% due 11/01/2014 (f)                                                        5,590
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 9.2%      4,860   Pierce County, Washington, School District Number 416, White River, GO, 6%
                               due 12/01/2010 (e)                                                                             5,625
                       5,000   Seattle, Washington, Municipal Light and Power Revenue Bonds, 6% due 10/01/2009 (e)            5,727
                       5,000   Washington State, GO, Series B, 6% due 1/01/2012                                               5,642
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Municipal Bonds (Cost - $167,143) - 95.0%                                              176,352
-----------------------------------------------------------------------------------------------------------------------------------

                      Shares
                        Held   Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
                         244   BlackRock Insured Municipal 2008 Term Trust, Inc.                                              3,980
                         357   BlackRock Insured Municipal Term Trust, Inc.                                                   4,091
                         344   BlackRock Municipal Target Term Trust                                                          3,599
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Mutual Funds (Cost - $11,901) - 6.3%                                                    11,670
-----------------------------------------------------------------------------------------------------------------------------------

                               Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                          19   Merrill Lynch Institutional Tax-Exempt Fund +                                                     19
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Short-Term Securities (Cost - $19) - 0.0%                                                   19
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Investments (Cost - $179,063 ++) - 101.3%                                              188,041

                               Liabilities in Excess of Other Assets - (1.3%)                                                (2,379)
                                                                                                                          ---------
                               Net Assets - 100.0%                                                                        $ 185,662
                                                                                                                          =========

Merrill Lynch Municipal Intermediate Term Fund

Schedule of Investments as of January 31, 2005 (concluded)

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(d)   FSA Insured.
(e)   Prerefunded.
(f)   FGIC Insured.
(g) Security has a maturity of more than one year, but has a variable rate demand features, which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
+ Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                 Net                    Dividend
      Affiliate                                Activity                   Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional
        Tax-Exempt Fund                           --                        --*
      --------------------------------------------------------------------------
      *     Amount is less than $1,000.

++ The cost and unrealized appreciation (depreciation) of investments as of January 31, 2005, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                                 $  179,063
                                                                     ==========
      Gross unrealized appreciation                                  $    9,456
      Gross unrealized depreciation                                        (478)
                                                                     ----------
      Net unrealized appreciation                                    $    8,978
                                                                     ==========

      Forward interest rate swaps outstanding as of January 31, 2005 were as follows:

                                                                 (in Thousands)
      -------------------------------------------------------------------------
                                                       Notional     Unrealized
                                                        Amount     Depreciation
      -------------------------------------------------------------------------

      Receive a variable rate equal to a 3 - month
      USD LIBOR and pay a fixed rate equal to 4.618%

      Broker, JPMorgan Chase Bank
      Expires  February 2015                            $  4,000       $    (37)

      Receive a variable rate equal to a 3 - month
      USD LIBOR and pay a fixed rate equal to 4.789%

      Broker, JPMorgan Chase Bank
      Expires  February 2015                            $ 12,000           (269)

      Receive a variable rate equal to 7-Day Bond
      Market Association Municipal Swap
      Index  Rate and pay a fixed rate of 3.607%

      Broker, Morgan Stanley Capital Services, Inc.,
      Expires  April 2015                               $ 14,000            (75)
      -------------------------------------------------------------------------
      Total                                                            $   (381)
                                                                       ========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    President
    Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust

Date: March 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    President
    Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust

Date: March 21, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke,
    Chief Financial Officer
    Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust

Date: March 21, 2005